Employee Benefit Plans (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements By Level [Line Items]
Total	$ 218,990
Defined Benefit Plan, Information about Plan Assets [Abstract]
Investment policy	The Company´s overall investment strategy is to achieve a mix of approximately 98% of investments for long-term growth and 2% for near-term benefit payments with a wide diversification of asset types, fund strategies and fund managers.
Equity Securities [Member]
Fair Value Measurements By Level [Line Items]
Equity investments		2,565
Defined Benefit Plan, Information about Plan Assets [Abstract]
Percentage target allocation	35.00%
Equity Funds [Member]
Fair Value Measurements By Level [Line Items]
Equity investments	55,538	65,621
Government Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	6,612	4,479
Defined Benefit Plan, Information about Plan Assets [Abstract]
Percentage target allocation	65.00%
All Other Corporate Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	143,782	152,564
Other Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	483	2,442
U S Treasury Money Market Funds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	6,600	4,232
Cash Money Market And Mutual Funds [Member]
Fair Value Measurements By Level [Line Items]
Other types of investments	5,975	422
U S Bonds [Member]
Fair Value Measurements By Level [Line Items]
Total		232,325
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements By Level [Line Items]
Total	17,600	9,186
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member]
Fair Value Measurements By Level [Line Items]
Equity investments		2,565
Fair Value, Inputs, Level 1 [Member] | Government Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	5,025	1,967
Fair Value, Inputs, Level 1 [Member] | U S Treasury Money Market Funds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	6,600	4,232
Fair Value, Inputs, Level 1 [Member] | Cash Money Market And Mutual Funds [Member]
Fair Value Measurements By Level [Line Items]
Other types of investments	5,975	422
Significant Observable Inputs (Level 2)
Fair Value Measurements By Level [Line Items]
Total	201,390	223,139
Significant Observable Inputs (Level 2) | Equity Funds [Member]
Fair Value Measurements By Level [Line Items]
Equity investments	55,538	65,621
Significant Observable Inputs (Level 2) | Government Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	1,587	2,512
Significant Observable Inputs (Level 2) | All Other Corporate Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	143,782	152,564
Significant Observable Inputs (Level 2) | Other Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	$ 483	$ 2,442